Document and Entity Information	Apr. 02, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001547950
Entity Registrant Name	Exchange Listed Funds Trust
Document Creation Date	Apr. 02, 2025
Document Effective Date	Apr. 02, 2025
Prospectus Date	Apr. 02, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Nov. 30, 2024
Bancreek U.S. Large Cap ETF | Bancreek U.S. Large Cap ETF
Prospectus:
Trading Symbol	BCUS
Bancreek International Large Cap ETF | Bancreek International Large Cap ETF
Prospectus:
Trading Symbol	BCIL
Saba Closed-End Funds ETF | Saba Closed-End Funds ETF
Prospectus:
Trading Symbol	CEFS
Akros Monthly Payout ETF | Akros Monthly Payout ETF
Prospectus:
Trading Symbol	MPAY